Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	612,103,316.84	30,171
Yield Supplement Overcollateralization Amount 03/31/23	12,603,899.20	0
Receivables Balance 03/31/23	624,707,216.04	30,171
Principal Payments	21,240,321.05	390
Defaulted Receivables	443,791.29	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	11,876,484.47	0
Pool Balance at 04/30/23	591,146,619.23	29,761

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.93%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,322,701.88	282
Past Due 61-90 days	2,572,820.35	100
Past Due 91-120 days	313,395.99	14
Past Due 121+ days	0.00	0
Total	10,208,918.22	396

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	382,459.96
Aggregate Net Losses/(Gains) - April 2023	61,331.33
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.12%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.53%
Third Prior Net Losses/(Gains) Ratio	0.49%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	6,798,186.12
Actual Overcollateralization	6,798,186.12
Weighted Average Contract Rate	3.87%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	44.54

Flow of Funds	$ Amount
Collections	23,544,028.08
Investment Earnings on Cash Accounts	14,655.74
Servicing Fee	(520,589.35)
Transfer to Collection Account	-
Available Funds	23,038,094.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	385,872.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	13,917,509.47
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,798,186.12
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,868,035.17

Total Distributions of Available Funds	23,038,094.47

Servicing Fee	520,589.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	605,064,128.70
Principal Paid	20,715,695.59
Note Balance @ 05/15/23	584,348,433.11

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2
Note Balance @ 04/17/23	44,264,128.70
Principal Paid	20,715,695.59
Note Balance @ 05/15/23	23,548,433.11
Note Factor @ 05/15/23	6.0785837%

Class A-3
Note Balance @ 04/17/23	387,400,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	387,400,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-4
Note Balance @ 04/17/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	121,600,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	34,530,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	17,270,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	454,363.71
Total Principal Paid	20,715,695.59
Total Paid	21,170,059.30

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	12,910.37
Principal Paid	20,715,695.59
Total Paid to A-2 Holders	20,728,605.96

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3957183
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0418878
Total Distribution Amount	18.4376061

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0333257
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	53.4736592
Total A-2 Distribution Amount	53.5069849

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	671.83
Noteholders' Principal Distributable Amount	328.17

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	2,877,704.48
Investment Earnings	11,130.76
Investment Earnings Paid	(11,130.76)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,663,955.88	$3,610,487.02	$3,292,105.98
Number of Extensions	102	138	118
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.56%	0.49%